Supplier Accounts Payable and Other Current Liabilities	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Supplier Accounts Payable and Other Current Liabilities

Note 9: Supplier accounts payable and other current liabilities

1.	SUPPLIER ACCOUNTS PAYABLE AND RELATED PAYABLES

Supplier accounts payable and related payables are not discounted as amounts did not present payment terms longer than 1 year at the end of each fiscal year or period presented.

2.	OTHER CURRENT LIABILITIES

(thousands of euros)	6/30/2019	12/31/2018
Social security	13,238	6,343
Tax liabilities	203	448
Other debts	253	1,354
Deferred revenues	5,470	4,360

Total other current liabilities	19,164	12,506

The other liabilities include short-term debt to employees, as well as social welfare and tax agencies. Deferred revenues include subsidies, conditional advances and current part of deferred revenues from the collaboration agreement with Nestlé Health Science, which amounted to €5.4 million as of June 30, 2019.